SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax		$ 238	$ 74	$ 9	$ 119	$ 289	$ 37
Deferred Income Tax		(64)		(6)	(8)	(54)	(37)
Income Tax Expense	$ 128	174	74	84	111	235
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax		238	74	75	99	289
Deferred Income Tax		$ (64)		(36)	(47)	(61)	(37)
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax				15	20		37
Deferred Income Tax				$ 30	$ 39	$ 7